FINANCIAL INSTRUMENTS (Detail Textuals 1) - Interest Rate Risk	12 Months Ended
	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 18,654,590	$ 25,250,131
Interest rate	2.40%
Term deposit period	3 months
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 15,235,555	21,884,957
Interest rate	0.12%
Term deposit period	3 months
0.60% | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 2,552,615	$ 1,099,932
Interest rate	0.60%	0.60%
0.05% | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 63,791	$ 73,301	$ 95,890
Interest rate	0.05%	0.05%	0.05%
0.00% | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 114,990	$ 49,081	$ 36,361
Interest rate	0.00%	0.00%	0.00%
0% | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 135	$ 34	$ 154
Interest rate	0.00%	0.00%	0.00%
0.00% | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Interest rate		0.00%
2.40% matures on September 25, 2018 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 3,000,000
Interest rate	2.40%
Term deposit period	3 months
2.40% matures on August 3, 2018 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 3,000,000
Interest rate	2.40%
Term deposit period	3 months
2.40% matures on September 7, 2018 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 42,713
Interest rate	2.40%
Term deposit period	3 months
2.40% matures on September 11, 2018 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 150,000
Interest rate	2.40%
Term deposit period	3 months
Interest rate of 1.70% which matures on July 2, 2017 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 2,000,000
Interest rate		1.70%
Term deposit period		2 months
Interest rate of 2.55% which matures on March 7,2018 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 43,988
Interest rate		2.55%
Term deposit period		1 year
Interest rate of 2.10% which matures on September 11, 2017 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 150,000
Interest rate		2.10%
Term deposit period		3 months
Interest rate of 2.15% which matures on July 19, 2017 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 1,000,000
Interest rate		2.15%
Term deposit period		2 months
1.50% | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 419,324
Interest rate			1.50%
0.03% | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 6,308,538		$ 21,888,345	$ 4,675,242		$ 16,267,416
Interest rate	0.03%		0.03%
0.00% | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 17,535,100			$ 13,438,903
Interest rate		0.00%
Interest rate of 3.00% which matures on August 11, 2016 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 6,000,000
Interest rate			3.00%
Term deposit period			3 months
Interest rate of 2.92% which matures on September 11, 2016 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 150,000
Interest rate			2.92%
Term deposit period			6 months
Interest rate of 2.85% which matures on March 7, 2017 | Term Deposit
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 43,988
Interest rate			2.85%
Term deposit period			12 months
No interest rate | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 1,300
No interest rate 1 | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 2,164			$ 1,608